COUNTERPOINT TACTICAL INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares							Fair Value
	EXCHANGE TRADED FUND - 12.3%
	DEBT FUND - 12.3%
1,714,442	iShares Broad USD High Yield Corporate Bond ETF						$ 70,737,877
	TOTAL EXCHANGE TRADED FUND (Cost - $67,367,519)

	MUTUAL FUNDS - 84.4%
	DEBT FUNDS - 84.4%
31,424,581	BlackRock High Yield Bond Portfolio - Institutional Class						244,797,486
13,408,617	PGIM High Yield Fund - Class Z						74,015,568
11,267,471	TIAA-CREF High Yield Fund - Institutional Class						108,055,047
6,125,237	Transamerica High Yield Bond - Class I						55,800,911
	TOTAL MUTUAL FUNDS (Cost - $449,649,436)						482,669,012
Shares
	SHORT-TERM INVESTMENT - 1.8%
	MONEY MARKET FUND - 1.8%
10,164,177	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01% *						10,164,177
	TOTAL SHORT-TERM INVESTMENT (Cost - $10,164,177)

	TOTAL INVESTMENTS - 98.5% (Cost - $527,181,132)						$ 563,571,066
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%						8,403,597
	NET ASSETS - 100.0%						$ 571,974,663

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION
		Fixed Deal	Maturity	Notional		Premiums	Unrealized
Description	Counterparty	Receive Rate	Date	Amount	Value	Paid (Received)	Appreciation
CDX North American High Yield Index
Version 1, Series 35 **	Wells Fargo	5.00%	12/20/2025	$ 15,000,000	1,398,645	586,127	$ 812,518

** The underlying holdings of this security can be found at https://www.markit.com/Company/Files/DownloadFiles?CMSID=762ae913efac46259ad73281340c515c

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares									Fair Value
	COMMON STOCK - 50.3%
	ADVERTISING & MARKETING - 0.2%
632	QuinStreet, Inc. *								$ 13,550

	AEROSPACE & DEFENSE - 0.1%
36	Lockheed Martin Corp.								12,779

	APPAREL & TEXTILE PRODUCTS - 0.8%
311	Capri Holdings Ltd. *								13,062
440	Crocs, Inc. *								27,570
95	Deckers Outdoor Corp. *								27,244
									67,876
	ASSET MANAGEMENT - 0.2%
292	Noah Holdings Ltd. - ADR *								13,961

	AUTOMOTIVE - 2.8%
786	Adient PLC *								27,329
3,171	American Axle & Manufacturing Holdings, Inc. *								26,446
208	Aptiv PLC								27,100
146	Autoliv, Inc.								13,447
361	Cooper Tire & Rubber Co.								14,620
717	Dana, Inc.								13,996
640	General Motors Co.								26,650
790	Gentex Corp.								26,805
205	Gentherm, Inc. *								13,370
1,324	Goodyear Tire & Rubber Co.								14,445
86	Lear Corp.								13,677
330	Standard Motor Products, Inc.								13,352
263	XPEL, Inc. *								13,560
									244,797
	BEVERAGES - 0.3%
294	Monster Beverage Corp. *								27,189

	CABLE & SATELLITE - 0.5%
706	Altice USA, Inc. *								26,736
552	Liberty Global PLC *								13,055
									39,791
	CHEMICALS - 0.2%
2,183	Rayonier Advanced Materials, Inc. *								14,233

	COMMERCIAL SUPPORT SERVICES - 1.1%
168	Insperity, Inc.								13,679
534	Terminix Global Holdings, Inc. *								27,239
330	TriNet Group, Inc. *								26,598
263	Waste Connections, Inc.								26,976
									94,492
	CONSTRUCTION MATERIALS - 0.5%
2,635	Cemex S.A.B. de C.V. - ADR *								13,623
350	Owens Corning								26,516
									40,139
	CONSUMER SERVICES - 0.3%
72	Medifast, Inc.								14,136
359	Rent-A-Center, Inc.								13,746
									27,882
	DIVERSIFIED INDUSTRIALS - 0.6%
227	Eaton Corp. PLC								27,272
68	Illinois Tool Works, Inc.								13,864
260	Pentair PLC								13,803
									54,939
	E-COMMERCE DISCRETIONARY - 1.1%
8	Amazon.com, Inc. *								26,055
258	eBay, Inc.								12,964
211	Farfetch Ltd. *								13,464
162	JD.com, Inc. - ADR *								14,240
889	Revolve Group, Inc. *								27,710
									94,433
	ELECTRIC UTILITIES - 0.3%
313	Exelon Corp.								13,215
712	Vistra Corp.								13,998
									27,213
	ELECTRICAL EQUIPMENT - 1.4%
105	Amphenol Corp.								13,731
722	Carrier Global Corp.								27,234
62	Generac Holdings, Inc. *								14,099
50	Lennox International, Inc.								13,698
206	Otis Worldwide Corp.								13,915
114	TE Connectivity Ltd.								13,802
95	Trane Technologies PLC								13,790
206	Trimble, Inc. *								13,755
									124,024
	ENGINEERING & CONSTRUCTION - 0.8%
271	AECOM *								13,490
122	Jacobs Engineering Group, Inc.								13,293
962	Primoris Services Corp.								26,561
73	TopBuild Corp. *								13,438
									66,782
	ENTERTAINMENT CONTENT - 0.9%
292	Activision Blizzard, Inc.								27,112
190	Electronic Arts, Inc.								27,284
131	Take-Two Interactive Software, Inc. *								27,220
									81,616
	FOOD - 0.6%
273	Herbalife Nutrition Ltd. *								13,118
175	Hershey Co.								26,658
206	Tyson Foods, Inc.								13,275
									53,051
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
426	Domtar Corp.								13,483
4,054	Resolute Forest Products, Inc. *								26,513
									39,996
	HOME & OFFICE PRODUCTS - 0.5%
989	Tempur Sealy International, Inc. *								26,703
75	Whirlpool Corp.								13,537
									40,240

COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Shares									Fair Value
	COMMON STOCK (Continued) - 50.3%
	HOME CONSTRUCTION - 2.3%
593	Century Communities, Inc. *								$ 25,962
1,432	Cornerstone Building Brands, Inc. *								13,289
193	DR Horton, Inc.								13,302
160	Fortune Brands Home & Security, Inc.								13,715
344	Lennar Corp.								26,223
489	Masco Corp.								26,861
276	MDC Holdings, Inc.								13,414
160	Meritage Homes Corp. *								13,251
606	PulteGroup, Inc.								26,131
1,540	TRI Pointe Group, Inc. *								26,565
									198,713
	HOUSEHOLD PRODUCTS - 0.5%
253	Nu Skin Enterprises, Inc.								13,821
348	Spectrum Brands Holdings, Inc.								27,485
									41,306
	INDUSTRIAL INTERMEDIATE PRODUCTION - 0.1%
174	Timken Co.								13,461

	INDUSTRIAL SUPPORT SERVICES - 0.8%
640	Resideo Technologies, Inc. *								13,606
365	Systemax, Inc.								13,100
1,384	Textainer Group Holdings Ltd. *								26,545
273	Triton International Ltd.								13,243
									66,494
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
119	Evercore, Inc.								13,047
203	Houlihan Lokey, Inc.								13,648
324	Lazard Ltd.								13,705
207	Nasdaq, Inc.								27,477
182	PJT Partners, Inc.								13,695
									81,572
	INSURANCE - 1.9%
248	Allstate Corp.								27,263
107	Arthur J Gallagher & Co.								13,237
294	Brown & Brown, Inc.								13,939
1,191	CNO Financial Group, Inc.								26,476
271	Progressive Corp.								26,796
1,342	Radian Group, Inc.								27,175
228	Trupanion, Inc. *								27,294
									162,180
	INTERNET MEDIA & SERVICES - 0.9%
282	Autohome, Inc. - ADR								28,093
97	Facebook, Inc. *								26,497
24	Netflix, Inc. *								12,978
185	Shutterstock, Inc.								13,264
									80,832
	LEISURE FACILITIES & SERVICES - 1.9%
641	Boyd Gaming Corp.								27,512
10	Chipotle Mexican Grill, Inc. *								13,867
36	Domino's Pizza, Inc.								13,805
683	Golden Entertainment, Inc. *								13,585
61	McDonald's Corp.								13,089
326	Scientific Games Corp. *								13,526
172	Texas Roadhouse, Inc.								13,443
1,200	Wendy's Co.								26,304
243	Yum! Brands, Inc.								26,380
									161,511
	LEISURE PRODUCTS - 0.6%
343	Brunswick Corp.								26,150
136	Polaris, Inc.								12,958
197	YETI Holdings, Inc. *								13,489
									52,597
	MACHINERY - 0.6%
134	AGCO Corp.								13,814
371	Graco, Inc.								26,842
107	Regal Beloit Corp.								13,141
									53,797
	METALS & MINING - 0.5%
449	Arconic Corp. *								13,380
546	Freeport-McMoRan, Inc.								14,207
3,158	SunCoke Energy, Inc.								13,737
									41,324
	OIL & GAS PRODUCERS - 1.2%
1,791	Antero Midstream Corp.								13,809
929	Apache Corp.								13,182
667	Enterprise Products Partners LP								13,067
1,237	MPLX LP								26,781
463	Sunoco LP								13,325
510	Targa Resources Corp.								13,454
656	Williams Cos., Inc.								13,153
									106,771
	PUBLISHING & BROADCASTING - 0.1%
727	News Corp.								13,064

	REAL ESTATE SERVICES - 0.3%
1,979	Realogy Holdings Corp. *								25,964

	RENEWABLE ENERGY - 0.3%
604	Enviva Partners L.P								27,434

	RETAIL - CONSUMER STAPLES - 0.9%
812	Albertsons Cos., Inc.								14,275
35	Costco Wholesale Corp.								13,187
62	Dollar General Corp.								13,039
431	Kroger Co.								13,689
151	Target Corp.								26,656
									80,846
COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares									Fair Value
	COMMON STOCK (Continued) - 50.3%
	RETAIL - DISCRETIONARY - 2.8%
262	Best Buy Co., Inc.								$ 26,145
234	Dick's Sporting Goods, Inc.								13,153
146	Floor & Decor Holdings, Inc. *								13,556
335	Foot Locker, Inc.								13,547
101	Home Depot, Inc.								26,828
351	L Brands, Inc.								13,054
85	Lowe's Cos., Inc.								13,643
365	MarineMax, Inc. *								12,786
1,103	Michaels Cos., Inc. *								14,350
30	O'Reilly Automotive, Inc. *								13,577
235	Penske Automotive Group, Inc.								13,957
1,246	Qurate Retail, Inc.								13,669
326	Sleep Number Corp. *								26,686
193	TJX Cos., Inc.								13,180
126	Williams-Sonoma, Inc.								12,832
									240,963
	SEMICONDUCTORS - 5.1%
296	Advanced Micro Devices, Inc. *								27,146
162	Applied Materials, Inc.								13,981
140	Entegris, Inc.								13,454
3,963	Himax Technologies, Inc. - ADR *								29,287
120	IPG Photonics Corp. *								26,855
423	Kulicke & Soffa Industries, Inc.								13,456
29	Lam Research Corp.								13,696
615	Lattice Semiconductor Corp. *								28,179
382	Micron Technology, Inc. *								28,719
87	MKS Instruments, Inc.								13,089
39	Monolithic Power Systems, Inc.								14,283
27	NVIDIA Corp.								14,099
172	NXP Semiconductors NV								27,350
431	ON Semiconductor Corp. *								14,107
163	Qorvo, Inc. *								27,102
181	QUALCOMM, Inc.								27,574
178	Skyworks Solutions, Inc.								27,213
228	Teradyne, Inc.								27,335
883	Ultra Clean Holdings, Inc. *								27,505
60	Universal Display Corp.								13,788
670	Vishay Intertechnology, Inc.								13,876
									442,094
	SOFTWARE - 3.5%
26	Adobe, Inc. *								13,003
207	Aspen Technology, Inc. *								26,962
91	Autodesk, Inc. *								27,786
719	Avaya Holdings Corp. *								13,769
728	Brightcove, Inc. *								13,395
96	Check Point Software Technologies Ltd. *								12,759
236	CommVault Systems, Inc. *								13,067
252	Digital Turbine, Inc. *								14,253
1,568	Donnelley Financial Solutions, Inc. *								26,609
89	Fortinet, Inc. *								13,219
70	Intuit, Inc.								26,589
203	Oracle Corp.								13,132
37	Palo Alto Networks, Inc. *								13,149
29	Paycom Software, Inc. *								13,115
1,082	Perion Network Ltd. *								13,774
111	PTC, Inc. *								13,277
127	SPS Commerce, Inc. *								13,791
182	SS&C Technologies Holdings, Inc.								13,240
51	Synopsys, Inc. *								13,221
									308,110
	SPECIALTY FINANCE - 0.9%
339	Fidelity National Financial, Inc.								13,252
256	First American Financial Corp.								13,217
1,078	MGIC Investment Corp.								13,529
426	PennyMac Financial Services, Inc.								27,954
280	Stewart Information Services Corp.								13,541
									81,493
	TECHNOLOGY HARDWARE - 3.7%
1,366	A10 Networks, Inc. *								13,469
196	Apple, Inc.								26,007
278	Arrow Electronics, Inc. *								27,049
375	Avnet, Inc.								13,166
378	Corning, Inc.								13,608
137	Dolby Laboratories, Inc.								13,307
1,939	Extreme Networks, Inc. *								13,360
223	Garmin Ltd.								26,684
1,106	HP, Inc.								27,197
636	Jabil, Inc.								27,049
81	Motorola Solutions, Inc.								13,775
200	NetApp, Inc.								13,248
328	SYNNEX Corp.								26,712
1,098	Telefonaktiebolaget LM Ericsson - ADR								13,121
1,805	Viavi Solutions, Inc. *								27,030
70	Zebra Technologies Corp. *								26,903
									321,685
	TECHNOLOGY SERVICES - 2.7%
50	Accenture PLC								13,060
5,617	Conduent, Inc. *								26,962
555	DXC Technology Co.								14,291
1,592	Infosys Ltd. - ADR								26,984
181	MAXIMUS, Inc.								13,247
95	Moody's Corp.								27,573
63	MSCI, Inc.								28,131
500	NIC, Inc.								12,915
83	S&P Global, Inc.								27,285
127	Square, Inc. *								27,640
349	Sykes Enterprises, Inc. *								13,147
									231,235
COUNTERPOINT TACTICAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares									Fair Value
	COMMON STOCK (Continued) - 50.3%
	TELECOMMUNICATIONS - 0.3%
1,958	ORBCOMM, Inc. *								$ 14,528
100	T-Mobile US, Inc. *								13,485
									28,013
	TOBACCO & CANNABIS - 0.3%
318	Altria Group, Inc.								13,038
159	Philip Morris International, Inc.								13,164
									26,202
	TRANSPORTATION & LOGISTICS - 2.0%
441	Air Transport Services Group, Inc. *								13,821
146	CSX Corp.								13,249
2,306	Daseke, Inc. *								13,398
103	FedEx Corp.								26,741
138	Old Dominion Freight Line, Inc.								26,935
72	Saia, Inc. *								13,018
1,188	Teekay LNG Partners LP								13,614
80	United Parcel Service, Inc.								13,472
1,950	US Xpress Enterprises, Inc. *								13,338
5,819	YRC Worldwide, Inc. *								25,778
									173,364
	TRANSPORTATION EQUIPMENT - 0.6%
1,569	Commercial Vehicle Group, Inc. *								13,572
119	Cummins, Inc.								27,025
154	PACCAR, Inc.								13,287
									53,884
	WHOLESALE - CONSUMER STAPLES - 0.3%
902	Core-Mark Holding Co., Inc.								26,492

	WHOLESALE - DISCRETIONARY - 0.6%
108	Copart, Inc. *								13,743
414	IAA, Inc. *								26,902
38	Pool Corp.								14,155
									54,800

	TOTAL COMMON STOCK (Cost - $3,893,251)								4,375,184

	EXCHANGE TRADED FUND - 15.3%
	EQUITY FUND - 15.3%
3,554	SPDR S&P 500 ETF Trust +								1,328,770
	TOTAL EXCHANGE TRADED FUND (Cost - $865,238)

	SHORT-TERM INVESTMENT - 11.0%
	MONEY MARKET FUND - 11.0%
960,878	Fidelity Investments Money Market Funds Government Portfolio - Class I, 0.01% **								960,878
	TOTAL SHORT-TERM INVESTMENT (Cost - $960,878)
Principal
	U.S. GOVERNMENT OBLIGATIONS - 36.2%
$ 100,000	United States Treasury Bill, 0.085% due 4/22/2021 #								99,979
700,000	United States Treasury Bill, 0.140% due 9/9/2021 # +								699,631
2,160,000	United States Treasury Inflation Indexed Bonds, 0.125%, due 10/15/2024 +								2,351,269
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $3,048,324)								3,150,879

	TOTAL INVESTMENTS - 112.8% (Cost - $8,767,691)								$ 9,815,711
	LIABILITIES IN EXCESS OF OTHER ASSETS - (12.8) %								(1,115,906)
	NET ASSETS - 100.0%								$ 8,699,805

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
SPDR - Standard & Poor's Depositary Receipt
* Non income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.
# Discount rate at the time of purchase.
+ All or a portion of this security is pledged as collateral for total return swaps. As of December 31, 2020, the vaue of the pledged portion is $2,737,513.

TOTAL RETURN SWAPS
					Number Of	Maturity	Notional	Upfront	Unrealized
Description	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Payments	Appreciation/(Depreciation)
Long
GS Client Global Stock Long Basket ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	28,851	6/23/2021	$ 3,079,058	$ -	$ 148,792
GS Client Global Stock Long Basket 2 ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	27,098	8/2/2021	2,918,091	-	(31,071)
Strategy Shares Newfound/ReSolve Robust Momentum ETF	USD	1 Month USD Libor	0.00%	JP Morgan	100,000	1/30/2023	2,638,000	-	(133,500)
SPDR S&P 500 ETF TRUST	USD	1 Month USD Libor	0.30%	JP Morgan	9,050	3/4/2021	3,329,133	-	54,481
									$ 38,702
Short
GS Client Global Stock Short Basket 1 ***	USD	1 Month USD Libor	(0.85)%	Goldman Sachs	24,320	6/23/2021	3,056,806	-	(107,469)
GS Client Global Stock Short Basket 2 ***	USD	1 Month USD Libor	(1.05)%	Goldman Sachs	23,108	8/2/2021	2,877,471	-	8,612
JP Morgan U.S. Short Index Basket ***	USD	Overnight Bank Funding Rate	(1.50)%	JP Morgan	12,481	3/6/2023	2,167,575	-	(35,321)
JP Morgan U.S. Short Index Basket 2 ***	USD	Overnight Bank Funding Rate	(1.00)%	JP Morgan	11,173	2/21/2023	2,165,327	-	(33,295)
									$ (167,473)

									$ (128,771)
*** The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/tactical-equity-fund/

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares									Fair Value
	COMMON STOCK - 50.4%
	ADVERTISING & MARKETING - 0.2%
432	QuinStreet, Inc. *								$ 9,262

	AEROSPACE & DEFENSE - 0.2%
25	Lockheed Martin Corp.								8,875

	APPAREL - 0.8%
211	Capri Holdings Ltd. *								8,862
301	Crocs, Inc. *								18,861
65	Deckers Outdoor Corp. *								18,641
									46,364
	ASSET MANAGEMENT - 0.2%
198	Noah Holdings Ltd. - ADR *								9,466

	AUTO PARTS & EQUIPMENT - 2.8%
537	Adient PLC *								18,671
2,164	American Axle & Manufacturing Holdings, Inc. *								18,048
141	Aptiv PLC								18,371
100	Autoliv, Inc.								9,210
246	Cooper Tire & Rubber Co.								9,963
490	Dana, Inc.								9,565
436	General Motors Co.								18,155
539	Gentex Corp.								18,288
139	Gentherm, Inc. *								9,066
904	Goodyear Tire & Rubber Co.								9,863
59	Lear Corp.								9,383
225	Standard Motor Products, Inc.								9,104
179	XPEL, Inc. *								9,229
									166,916
	BEVERAGES - 0.3%
201	Monster Beverage Corp. *								18,588

	CABLE & SATELLITE - 0.5%
481	Altice USA, Inc. *								18,215
376	Liberty Global PLC *								8,892
									27,107
	CHEMICALS - 0.2%
1,491	Rayonier Advanced Materials, Inc. *								9,721

	COMMERCIAL SUPPORT SERVICES - 1.1%
114	Insperity, Inc.								9,282
365	Terminix Global Holdings, Inc. *								18,619
225	TriNet Group, Inc. *								18,135
179	Waste Connections, Inc.								18,360
									64,396
	CONSTRUCTION MATERIALS - 0.5%
1,800	Cemex S.A.B. de C.V. - ADR *								9,306
239	Owens Corning								18,107
									27,413
	CONSUMER SERVICES - 0.3%
49	Medifast, Inc.								9,621
245	Rent-A-Center, Inc.								9,381
									19,002
	DIVERSIFIED INDUSTRIALS - 0.6%
155	Eaton Corp. PLC								18,622
46	Illinois Tool Works, Inc.								9,378
178	Pentair PLC								9,450
									37,450
	E-COMMERCE DISCRETIONARY - 1.1%
6	Amazon.com, Inc. *								19,542
176	eBay, Inc.								8,844
144	Farfetch Ltd. *								9,189
111	JD.com, Inc. - ADR *								9,757
607	Revolve Group, Inc. *								18,920
									66,252
	ELECTRIC UTILITIES - 0.3%
213	Exelon Corp.								8,993
487	Vistra Corp.								9,574
									18,567
	ELECTRICAL EQUIPMENT - 1.4%
72	Amphenol Corp.								9,415
492	Carrier Global Corp.								18,558
43	Generac Holdings, Inc. *								9,779
34	Lennox International, Inc.								9,315
141	Otis Worldwide Corp.								9,525
78	TE Connectivity Ltd.								9,443
65	Trane Technologies PLC								9,435
141	Trimble, Inc. *								9,415
									84,885
	ENGINEERING & CONSTRUCTION - 0.8%
185	AECOM *								9,209
83	Jacobs Engineering Group, Inc.								9,044
656	Primoris Services Corp.								18,112
50	TopBuild Corp. *								9,204
									45,569
	ENTERTAINMENT CONTENT - 0.9%
199	Activision Blizzard, Inc.								18,477
129	Electronic Arts, Inc.								18,524
90	Take-Two Interactive Software, Inc. *								18,701
									55,702
	FOOD - 0.6%
186	Herbalife Nutrition Ltd. *								8,937
119	Hershey Co.								18,127
140	Tyson Foods, Inc.								9,022
									36,086
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
291	Domtar Corp.								9,210
2,765	Resolute Forest Products, Inc. *								18,083
									27,293
	HOME & OFFICE PRODUCTS - 0.5%
675	Tempur Sealy International, Inc. *								18,225
51	Whirlpool Corp.								9,205
									27,430

COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
Shares									Fair Value
	COMMON STOCK (Continued) - 50.4%
	HOME CONSTRUCTION - 2.3%
405	Century Communities, Inc. *								$ 17,731
978	Cornerstone Building Brands, Inc. *								9,076
132	DR Horton, Inc.								9,097
109	Fortune Brands Home & Security, Inc.								9,343
235	Lennar Corp.								17,914
335	Masco Corp.								18,402
188	MDC Holdings, Inc.								9,137
109	Meritage Homes Corp. *								9,027
414	PulteGroup, Inc.								17,852
1,050	TRI Pointe Group, Inc. *								18,113
									135,692
	HOUSEHOLD PRODUCTS - 0.5%
173	Nu Skin Enterprises, Inc.								9,451
237	Spectrum Brands Holdings, Inc.								18,718
									28,169
	INDUSTRIAL INTERMEDIATE PRODUCTION - 0.1%
118	Timken Co.								9,128

	INDUSTRIAL SUPPORT SERVICES - 0.8%
437	Resideo Technologies, Inc. *								9,291
248	Systemax, Inc.								8,901
944	Textainer Group Holdings Ltd. *								18,106
186	Triton International Ltd.								9,023
									45,321
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
81	Evercore, Inc.								8,881
139	Houlihan Lokey, Inc.								9,345
221	Lazard Ltd.								9,348
142	Nasdaq, Inc.								18,849
125	PJT Partners, Inc.								9,406
									55,829
	INSURANCE - 1.9%
169	Allstate Corp.								18,578
73	Arthur J Gallagher & Co.								9,031
201	Brown & Brown, Inc.								9,529
813	CNO Financial Group, Inc.								18,073
185	Progressive Corp.								18,293
915	Radian Group, Inc.								18,529
156	Trupanion, Inc. *								18,675
									110,708
	INTERNET MEDIA & SERVICES - 0.9%
193	Autohome, Inc. - ADR								19,227
67	Facebook, Inc. *								18,302
16	Netflix, Inc. *								8,652
126	Shutterstock, Inc.								9,034
									55,215
	LEISURE FACILITIES & SERVICES - 1.9%
437	Boyd Gaming Corp.								18,756
7	Chipotle Mexican Grill, Inc. *								9,707
25	Domino's Pizza, Inc.								9,587
465	Golden Entertainment, Inc. *								9,249
41	McDonald's Corp.								8,798
222	Scientific Games Corp. *								9,211
118	Texas Roadhouse, Inc.								9,223
819	Wendy's Co.								17,952
166	Yum! Brands, Inc.								18,021
									110,504
	LEISURE PRODUCTS - 0.6%
234	Brunswick Corp.								17,840
93	Polaris, Inc.								8,861
135	YETI Holdings, Inc. *								9,243
									35,944
	MACHINERY - 0.6%
92	AGCO Corp.								9,484
253	Graco, Inc.								18,305
73	Regal Beloit Corp.								8,965
									36,754
	METALS & MINING - 0.5%
306	Arconic Corp. *								9,119
373	Freeport-McMoRan, Inc.								9,705
2,157	SunCoke Energy, Inc.								9,383
									28,207
	OIL & GAS PRODUCERS - 1.2%
1,224	Antero Midstream Corp.								9,437
633	Apache Corp.								8,982
454	Enterprise Products Partners LP								8,894
844	MPLX LP								18,273
315	Sunoco LP								9,066
347	Targa Resources Corp.								9,154
447	Williams Cos, Inc.								8,962
									72,768
	PUBLISHING & BROADCASTING - 0.1%
495	News Corp.								8,895

	REAL ESTATE SERVICES - 0.3%
1,350	Realogy Holdings Corp. *								17,712

	RENEWABLE ENERGY - 0.3%
412	Enviva Partners LP								18,713

	RETAIL - CONSUMER STAPLES - 0.9%
555	Albertsons Cos., Inc.								9,757
24	Costco Wholesale Corp.								9,043
42	Dollar General Corp.								8,833
294	Kroger Co.								9,337
103	Target Corp.								18,183
									55,153
COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares									Fair Value
	COMMON STOCK (Continued) - 50.4%
	RETAIL - DISCRETIONARY - 2.8%
180	Best Buy Co., Inc.								$ 17,962
160	Dick's Sporting Goods, Inc.								8,994
100	Floor & Decor Holdings, Inc. *								9,285
229	Foot Locker, Inc.								9,261
69	Home Depot, Inc.								18,328
239	L Brands, Inc.								8,888
58	Lowe's Cos., Inc.								9,310
249	MarineMax, Inc. *								8,722
752	Michaels Cos., Inc. *								9,784
21	O'Reilly Automotive, Inc. *								9,504
161	Penske Automotive Group, Inc.								9,562
849	Qurate Retail, Inc.								9,314
222	Sleep Number Corp. *								18,173
132	TJX Cos., Inc.								9,014
86	Williams-Sonoma, Inc.								8,758
									164,859
	SEMICONDUCTORS - 5.1%
202	Advanced Micro Devices, Inc. *								18,525
111	Applied Materials, Inc.								9,579
95	Entegris, Inc.								9,130
2,704	Himax Technologies, Inc. - ADR *								19,983
82	IPG Photonics Corp. *								18,351
289	Kulicke & Soffa Industries, Inc.								9,193
20	Lam Research Corp.								9,445
420	Lattice Semiconductor Corp. *								19,244
261	Micron Technology, Inc. *								19,622
59	MKS Instruments, Inc.								8,877
27	Monolithic Power Systems, Inc.								9,888
18	NVIDIA Corp.								9,400
117	NXP Semiconductors NV								18,604
294	ON Semiconductor Corp. *								9,623
111	Qorvo, Inc. *								18,456
123	QUALCOMM, Inc.								18,738
121	Skyworks Solutions, Inc.								18,498
156	Teradyne, Inc.								18,703
603	Ultra Clean Holdings, Inc. *								18,783
41	Universal Display Corp.								9,422
458	Vishay Intertechnology, Inc.								9,485
									301,549
	SOFTWARE - 3.5%
17	Adobe, Inc. *								8,502
141	Aspen Technology, Inc. *								18,365
62	Autodesk, Inc. *								18,931
490	Avaya Holdings Corp. *								9,384
495	Brightcove, Inc. *								9,108
65	Check Point Software Technologies Ltd. *								8,639
161	CommVault Systems, Inc. *								8,915
172	Digital Turbine, Inc. *								9,728
1,069	Donnelley Financial Solutions, Inc. *								18,141
60	Fortinet, Inc. *								8,912
48	Intuit, Inc.								18,233
138	Oracle Corp.								8,927
25	Palo Alto Networks, Inc. *								8,885
20	Paycom Software, Inc. *								9,045
739	Perion Network Ltd. *								9,407
76	PTC, Inc. *								9,090
87	SPS Commerce, Inc. *								9,447
123	SS&C Technologies Holdings, Inc.								8,948
35	Synopsys, Inc. *								9,073
									209,680
	SPECIALTY FINANCE - 0.9%
231	Fidelity National Financial, Inc.								9,030
174	First American Financial Corp.								8,984
734	MGIC Investment Corp.								9,212
291	PennyMac Financial Services, Inc.								19,095
192	Stewart Information Services Corp.								9,285
									55,606
	TECHNOLOGY HARDWARE - 3.7%
930	A10 Networks, Inc. *								9,170
133	Apple, Inc.								17,648
190	Arrow Electronics, Inc. *								18,487
256	Avnet, Inc.								8,988
258	Corning, Inc.								9,288
93	Dolby Laboratories, Inc.								9,033
1,320	Extreme Networks, Inc. *								9,095
152	Garmin Ltd.								18,188
754	HP, Inc.								18,541
434	Jabil, Inc.								18,458
55	Motorola Solutions, Inc.								9,353
136	NetApp, Inc.								9,009
223	SYNNEX Corp.								18,161
748	Telefonaktiebolaget LM Ericsson								8,939
1,231	Viavi Solutions, Inc. *								18,434
48	Zebra Technologies Corp. *								18,448
									219,240
	TECHNOLOGY SERVICES - 2.7%
34	Accenture PLC								8,881
3,830	Conduent, Inc. *								18,384
378	DXC Technology Co.								9,733
1,086	Infosys Ltd. - ADR								18,408
124	MAXIMUS, Inc.								9,075
65	Moody's Corp.								18,866
43	MSCI, Inc.								19,201
340	NIC, Inc.								8,782
57	S&P Global, Inc.								18,738
87	Square, Inc. *								18,935
238	Sykes Enterprises, Inc. *								8,965
									157,968
COUNTERPOINT LONG-SHORT EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020

Shares									Fair Value
	COMMON STOCK (Continued) - 50.4%
	TELECOMMUNICATIONS - 0.3%
1,333	ORBCOMM, Inc. *								$ 9,891
68	T-Mobile US, Inc. *								9,170
									19,061
	TOBACCO & CANNABIS - 0.3%
216	Altria Group, Inc.								8,856
108	Philip Morris International, Inc.								8,941
									17,797
	TRANSPORTATION & LOGISTICS - 2.0%
301	Air Transport Services Group, Inc. *								9,433
99	CSX Corp.								8,984
1,575	Daseke, Inc. *								9,151
71	FedEx Corp.								18,433
95	Old Dominion Freight Line, Inc.								18,542
49	Saia, Inc. *								8,859
809	Teekay LNG Partners LP								9,271
55	United Parcel Service, Inc.								9,262
1,331	US Xpress Enterprises, Inc. *								9,104
3,968	YRC Worldwide, Inc. *								17,578
									118,617
	TRANSPORTATION EQUIPMENT - 0.6%
1,068	Commercial Vehicle Group, Inc. *								9,238
82	Cummins, Inc.								18,622
105	PACCAR, Inc.								9,059
									36,919
	WHOLESALE - CONSUMER STAPLES - 0.3%
615	Core-Mark Holding Co., Inc.								18,063

	WHOLESALE - DISCRETIONARY - 0.6%
74	Copart, Inc. *								9,416
282	IAA, Inc. *								18,324
26	Pool Corp.								9,685
									37,425

	TOTAL COMMON STOCK (Cost - $2,655,214)								2,987,840

	EXCHANGE TRADED FUND - 2.9%
	EQUITY FUND - 2.9%
462	SPDR S&P 500 ETF Trust +								172,733
	TOTAL EXCHANGE TRADED FUND (Cost - $143,761)

	SHORT-TERM INVESTMENT - 22.1%
	MONEY MARKET FUND - 22.1%
876,110	Fidelity Investments Money Market Funds Government Portfolio - Class I, 0.01% **								876,110
430,939	Goldman Sachs Financial Square Funds - Treasury Instruments Fund Capital Class, 0.01% **								430,939
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,307,049)								1,307,049
Principal
	U.S. GOVERNMENT OBLIGATIONS - 40.6%
$ 800,000	United States Treasury Bill, 0.140% due 9/9/2021 # +								799,578
530,000	United States Treasury Inflation Indexed Bonds, 0.125%, due 10/15/2024 +								576,932
950,000	United States Treasury Inflation Indexed Bonds, 0.125%, due 4/15/2025 +								1,030,643
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $2,366,174)								2,407,153

	TOTAL INVESTMENTS - 116.0% (Cost - $6,472,198)								$ 6,874,775
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.0) %								(947,177)
	NET ASSETS - 100.0%								$ 5,927,598

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
SPDR - Standard & Poor's Depositary Receipt
* Non income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.
# Discount rate at the time of purchase.
+ All or a portion of this security is pledged as collateral for total return swaps. As of December 31, 2020, the vaue of the pledged portion is $2,390,423.

TOTAL RETURN SWAPS
					Number Of	Maturity	Notional	Upfront	Unrealized
Description	Currency	Index	Spread	Counterparty	Contracts	Date	Amount	Payments	Appreciation/(Depreciation)
Long
GS Client Global Stock Long Basket ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	19,388	6/23/2021	$ 2,069,141	$ -	$ 99,989
GS Client Global Stock Long Basket 2 ***	USD	1 Month USD Libor	0.70%	Goldman Sachs	18,464	8/2/2021	1,988,325	-	(21,171)
SPDR S&P 500 ETF TRUST	USD	1 Month USD Libor	0.30%	JP Morgan	7,375	1/14/2021	2,712,968	-	44,398
									$ 123,216
Short
GS Client Global Stock Short Basket 1 ***	USD	1 Month USD Libor	(0.85)%	Goldman Sachs	16,343	6/23/2021	2,054,169	-	(72,219)
GS Client Global Stock Short Basket 2 ***	USD	1 Month USD Libor	(1.05)%	Goldman Sachs	15,745	8/2/2021	1,960,610	-	5,868
JP Morgan U.S. Short Index Basket ***	USD	Overnight Bank Funding Rate	(1.50)%	JP Morgan	8,499	3/6/2023	1,476,021	-	(24,052)
JP Morgan U.S. Short Index Basket 2 ***	USD	Overnight Bank Funding Rate	(1.00)%	JP Morgan	7,608	2/21/2023	1,474,430	-	(22,672)
									$ (113,075)

									$ 10,141
*** The underlying holdings of this security can be found at https://www.counterpointmutualfunds.com/long-short-equity-fund/

COUNTERPOINT TACTICAL MUNICIPAL FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2020

Shares		Fair Value
	EXCHANGE TRADED FUND - 1.2%
	DEBT FUND - 1.2%
9,758	VanEck Vectors High Yield Muni ETF	$ 600,507
	TOTAL EXCHANGE TRADED FUND (Cost - $599,809)

	MUTUAL FUNDS - 98.0%
	DEBT FUNDS - 98.0%
2,208,912	Invesco AMT-Free Municipal Fund - Class Y	17,317,869
1,539,657	American Century High-Yield Municipal Fund - Class I	15,535,136
1,501,667	PGIM Muni High Income Fund - Class Z	15,917,666
	TOTAL MUTUAL FUNDS (Cost - $46,700,075)	48,770,671

	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUNDS - 0.7%
109	BlackRock Liquidity Funds MuniCash, Institutional Class 0.01% *	109
358,017	BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class 0.01% *	358,017
	TOTAL SHORT-TERM INVESTMENTS (Cost - $358,126)	358,126

	TOTAL INVESTMENTS - 99.9% (Cost - $47,658,010)	$ 49,729,304
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	66,103
	NET ASSETS - 100.0%	$ 49,795,407

ETF - Exchange Traded Fund
* Money market fund; interest rate reflects seven-day effective yield on December 31, 2020.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" and Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Investments in open-end investment companies are valued at net asset value. Credit Default Swaps are valued based on the closing price of the underlying referenced instrument. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

The Funds may each hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Valuation of Underlying of Funds - The Funds may each invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of December 31, 2020 in valuing the fund's investments carried at fair value:

Counterpoint Tactical Income Fund
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 70,737,877	$ -	$ -	$ 70,737,877
Credit Default Swap	-	812,518	-	812,518
Mutual Funds	482,669,012	-	-	482,669,012
Short Term Investment	10,164,177	-	-	10,164,177
Total	$ 563,571,066	$ 812,518	$ -	$ 564,383,584

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Counterpoint Tactical Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 4,375,184	$ -	$ -	$ 4,375,184
Exchange Traded Fund	1,328,770	-	-	1,328,770
Long Total Return Swaps	-	38,702	-	38,702
U.S Government Obligations	-	3,150,879	-	3,150,879
Short Term Investment	960,878	-	-	960,878
Total	$ 6,664,832	$ 3,189,581	$ -	$ 9,854,413
Liabilities*
Short Total Return Swaps	$ -	$ 167,473	$ -	$ 167,473
Total	$ -	$ 167,473	$ -	$ 167,473

Counterpoint Long-Short Equity Fund
Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,987,840	$ -	$ -	$ 2,987,840
Exchange Traded Fund	172,733	-	-	172,733
Long Total Return Swaps	-	123,216	-	123,216
U.S. Government Obligations	-	2,407,153	-	2,407,153
Short Term Investments	1,307,049	-	-	1,307,049
Total	$ 4,467,622	$ 2,530,369	$ -	$ 6,997,991
Liabilities*
Short Total Return Swaps	$ -	$ 113,075	$ -	$ 113,075
Total	$ -	$ 113,075	$ -	$ 113,075

Counterpoint Tactical Municipal
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 600,507	$ -	$ -	$ 600,507
Mutual Funds	48,770,671	-	-	48,770,671
Short Term Investment	358,126	-	-	358,126
Total	$ 49,729,304	$ -	$ -	$ 49,729,304
The Fund did not hold any Level 3 securities during the period.
* Refer to the Portfolio of Investments for industry classification.

Exchange Traded Funds – The Funds may each invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

COUNTERPOINT FUNDS
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2020

Swap Agreements – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Each Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Funds are subject to equity price risk. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation on total return swaps on the Statement of Assets and Liabilities. The realized loss on swap contracts and change in unrealized appreciation on swap contracts are located on the Statement of Operations.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Counterpoint Tactical Income Fund	$ 527,486,498	$ 37,177,313	$ (280,227)	$ 36,897,086
Counterpoint Tactical Equity Fund	$ 8,514,401	$ 1,283,675	$ (111,136)	$ 1,172,539
Counterpoint Long-Short Equity Fund	$ 6,862,657	$ 177,872	$ (155,613)	$ 22,259
Counterpoint Tactical Municipal Fund	$ 47,658,010	$ 2,071,294	$ -	$ 2,071,294